Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended		252 Months Ended	338 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%
Lipper Real Estate Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	1.99%	4.43%	5.09%
T. Rowe Price Real Estate Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	(0.08%)	5.03%	3.40%
Performance Inception Date						Oct. 31, 1997
T. Rowe Price Real Estate Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.85%)	1.83%	0.28%
T. Rowe Price Real Estate Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.93%	3.69%	2.22%
T. Rowe Price Real Estate Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	0.21%	5.28%	3.60%
Performance Inception Date				Dec. 17, 2015
T. Rowe Price Real Estate Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	(0.29%)	4.76%	3.14%
Performance Inception Date					Dec. 31, 2004